        SEPTEMBER 29, 2000 SUPPLEMENT TO THE TRAVELERS CORPORATE OWNED VARIABLE
                                              UNIVERSAL LIFE INSURANCE POLICIES
                                                   PROSPECTUS DATED MAY 1, 2000

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER "INVESTMENT OPTIONS" ON PAGE 5:


INTERNATIONAL                                                 LARGE CAP
Janus Aspen Series Worldwide Growth Portfolio - Service       Fidelity VIP II Contrafund(R) Portfolio - Service
Shares                                                        Class 2
SMALL CAP                                                     BALANCED
Franklin Small Cap Fund - Class 2                             Janus Aspen Series Balanced Portfolio - Service
                                                              Shares
                                                              NON-STYLE SPECIFIC
                                                              Janus Aspen Series Global Technology Portfolio -
                                                              Service Shares

THE FOLLOWING INFORMATION SUPPLEMENTS THE "1999 FUND EXPENSES" TABLE ON PAGES 7, 8 AND 9:

                                                                                                           TOTAL
                                                    MANAGEMENT FEE      12b-1 FEES   OTHER EXPENSES       EXPENSES
FUND NAME                                           (AFTER EXPENSE        (AFTER     (AFTER EXPENSE    (AFTER EXPENSE
                                                   REIMBURSEMENTS,       EXPENSE    REIMBURSEMENTS,   REIMBURSEMENTS,
                                                    IF APPLICABLE)   REIMBURSEMENTS, IF APPLICABLE)    IF APPLICABLE)
                                                                            IF
                                                                       APPLICABLE)
------------------------------------------------- ------------------ -------------- ---------------- -----------------
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund Portfolio - Service Class 2 (16)        0.58%            0.25%           0.12%            0.95%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
    Franklin Small Cap Fund - Class 2 (17)             0.55%            0.25%           0.27%            1.07%
JANUS ASPEN SERIES
    Balanced Portfolio - Service Shares (18)           0.65%            0.25%           0.02%            0.92%
    Global Technology Portfolio - Service
    Shares (18)                                        0.65%            0.25%           0.13%            1.03%
    Worldwide Growth Portfolio - Service
    Shares (18)                                        0.65%            0.25%           0.05%            0.95%

(16) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, custodian credits realized as a result of univested cash balances were used to reduce a portion of the fund's expenses. With these reductions, the total operating expenses is 0.90% for CONTRAFUND PORTFOLIO - SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first.

(17) Franklin Small Cap Fund - Class 2 (previously offered as Franklin Small Cap Investment Fund) On 2/8/00, a merger and reorganization was approved that merged the assets of Franklin Small Cap Investments Fund into Franklin Small Cap Fund, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of Franklin Small Cap Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fee 0.25%, Other Expenses 0.27% and Total Annual Operating Expenses 1.07%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.

(18) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN "THE INVESTMENT OPTIONS" SECTION ON PAGES 11-17:

             FUNDING                                 INVESTMENT                         INVESTMENT                   OPTION
OBJECTIVE                                        ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Small Cap Fund - Class 2        Seeks long-term capital growth; the       Franklin Advisers, Inc.
                                         Fund seeks to accomplish its              Subadviser: Templeton Investment
                                         objective by investing primarily          Counsel, Inc.
                                         (normally at least 65% of its
                                         assets) in equity securities of
                                         smaller capitalization growth
                                         companies.

JANUS ASPEN SERIES
Balanced Portfolio - Service Shares      Seeks current income and long-term        Janus
                                         capital growth of capital,
                                         consistent with preservation of
                                         capital and balanced by current
                                         income.  It pursues its objective by
                                         normally investing 40-60% of its
                                         assets in securities selected
                                         primarily for their growth potential
                                         and 40-60% of its assets in
                                         securities selected primarily for
                                         their income potential.  This
                                         Portfolio normally invests at least
                                         25% of its assets in fixed-income
                                         securities.

Global Technology Portfolio - Service    Seeks long-term growth of capital.        Janus
Shares                                   It pursues its objective by
                                         investing primarily in equity
                                         securities of U.S. and foreign
                                         companies selected for their growth
                                         potential. Normally, it invests at
                                         least 65% of its total assets in
                                         securities of companies that the
                                         portfolio manager believes will benefit
                                         significantly from advances or
                                         improvements in technology.

Worldwide Growth Portfolio - Service     Seeks long-term growth of capital in      Janus
Shares                                   a manner consistent with the
                                         preservation of capital. It pursues its
                                         objective by investing primarily in
                                         common stocks of companies of any size
                                         throughout the world. The Portfolio
                                         normally invests in issuers from at
                                         least five different countries,
                                         including the United States. The
                                         Portfolio may at times invest in fewer
                                         that five countries or even a single
                                         company.

VARIABLE INSURANCE PRODUCTS FUND II
Contrafund Portfolio - Service Class 2   Seeks long-term capital appreciation      Fidelity Management & Research
                                         by investing primarily in common          Company
                                         stocks of companies whose value the       ("FMR")
                                         advisor believes is not fully
                                         recognized by the public.

THE FOLLOWING INFORMATION REPLACES THE "DISTRIBUTION" SECTION:

DISTRIBUTION

The Company intends to sell the Policies in all jurisdictions where it is licensed to do business and where the Policy is approved. Any sales representative or employee associated with a broker-dealer who sells the Contracts will be qualified to sell variable life insurance under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Policy is offered through both affiliated and non-affiliated broker-dealers.

The principal underwriter of the Policies is CFBDS, Inc. 21 Milk Street, Boston, MA. CFBDS is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, One Tower Square, Hartford, Connecticut 06183, an affiliated broker-dealer, may become the principal underwriter for the Contracts sometime in 2000.

The maximum commission payable by the Company for distribution to the broker dealer will not exceed 25% of the premium paid in the first Contract Year or 15% of the premium paid in Contract Years 2-4. After Contract Year 4, the maximum commission will not exceed 5% of the premiums paid plus 0.50% of the current Contract Value. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

The following information supplements the information in the Average Annual Returns table in the Appendix on page A-2:

                    AVERAGE ANNUAL RETURNS THORUGH 12/31/99
               TRAVELERS CORPORATE VARIABLE LIFE FUND PERFORMANCE

--------------------------------------------- -------------------------------------------------------------------------- ----------
                                                                       AVERAGE ANNUAL RETURNS
--------------------------------------------- -------------------------------------------------------------------------- ----------
INVESTMENT OPTION                  INCEPTION  MO        QTR        YTD       1 YR       3 YR       5 YR       10YR       SINCE
                                   DATE                                                                                  INCEPTION
---------------------------------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------- ----------
Fidelity VIP Contrafund            3-Jan-95   8.85%     17.15%     23.35%    23.35%     25.23%     26.84%         -      26.84%
Portfolio - Service Class 2
---------------------------------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------- ----------
Franklin Small Cap Fund - Class 2  1-May-98   15.45%    39.37%     72.13%    72.13%         -          -          -      31.44%
---------------------------------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------- ----------
Janus Aspen Series Balanced        13-Sep-93  7.70%     16.14%     25.96%    25.96%     26.81%     23.85%         -      19.82%
Portfolio - Service Shares
---------------------------------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------- ----------
Janus Aspen Series Global          18-Jan-00  N/A       N/A        N/A       N/A        N/A        N/A        N/A        N/A
Technology Portfolio - Service
Shares
---------------------------------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------- ----------
Janus Aspen Series Worldwide       13-Sep-93  15.50%    42.04%     63.57%    63.57%     36.50%     32.70%     -          28.89%
Growth Portfolio - Service Shares
---------------------------------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------- ----------

                                                                      L-20577-A